Fair value measurement - Contingent consideration, Contingent copper consideration, continuity schedule (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Continuity schedule
Balance, end of period	$ 215,330
Contingent copper consideration
Continuity schedule
Initial recognition	97,200
Balance, end of period	$ 97,200